Investments in Joint Venture and Associate - Schedule of Disclosure of Information on Associates and Joint Ventures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	$ 1,223	$ 1,116
Investment in associate	58
Contributions	13	5
Changes in foreign exchange rates	(59)	99
Share of profit (loss)	(3)	3
Share of other comprehensive loss	(1)
Ending balance	1,231	1,223
NuevaUnión Joint Venture
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	1,223	1,116
Investment in associate	0
Contributions	13	5
Changes in foreign exchange rates	(59)	99
Share of profit (loss)	4	3
Share of other comprehensive loss	0
Ending balance	1,181	1,223
Other Associate
Disclosure Of Joint Ventures And Associates [Line Items]
Beginning balance	0	0
Investment in associate	58
Contributions	0	0
Changes in foreign exchange rates	0	0
Share of profit (loss)	(7)	0
Share of other comprehensive loss	(1)
Ending balance	$ 50	$ 0